Intangible assets	6 Months Ended
Jun. 30, 2019
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Intangible assets

5. Intangible assets

Intangible assets comprise patents with a carrying value of £3.4 million as of June 30, 2019 (as of December 31, 2018: £3.0 million) and computer software with a carrying value of £0.3 million as of June 30, 2019 (as of December 31, 2018: £0.1 million).

During the six months ended June 30, 2019, the Company acquired intangible assets with a cost of £0.5 million in relation to patents and £0.2 million in relation to computer software. There were no disposals of intangible assets in the six months ended June 30, 2019.